Share-based payments	12 Months Ended
Dec. 31, 2024
Share based payments [Abstract]
Share based payments
30.	Share-based payments

Equity Incentive Plan and Options

The Equity Incentive Plan (EIP) was established to allow the Board of Telix to make offers to Eligible Employees to acquire securities in the Company and to otherwise incentivize employees. ‘Eligible Employees’ includes full time, part time or casual employees of a Group Company, a Non-Executive Director of a Group Company, a Contractor, or any other person who is declared by the Board to be eligible.

The Board may, from time to time and in its absolute discretion, invite Eligible Employees to participate in a grant of Incentive Securities, which may comprise Rights (including Performance Share Appreciation Rights), Options, and/or Restricted Shares. Vesting of Incentive Securities under the EIP is subject to any vesting or performance conditions determined by the Board. Incentive Securities are normally granted under the EIP for no consideration and carry no dividend or voting rights. When exercised, each Incentive Security is convertible into one Share.

Non-Executive Directors are able to participate in the Equity Incentive Plan, under which equity may be issued subject to Shareholder approval. Options are however normally issued to Non-Executive Directors not as an ‘incentive’ under the EIP but as a means of cost-effective consideration for agreeing to join the Board. The details of Incentive Securities on issue to individual Directors can be found in the Remuneration report for the year ended December 31, 2024. For the purposes of this table and to illustrate the total number of Incentive Securities on issue under the rules of the EIP, all Incentive Securities issued to Non-Executive Directors, Executive Directors, employees and contractors are included.

Incentive Securities contain a cashless exercise clause that allows employees to exercise the securities for an exercise price of $0.00 in exchange for forfeiting a portion of their vested securities.

	2024	2024	2023	2023
	Number		Number
	‘000	WAEP[1]	‘000	WAEP[1]
Balance at January 1,	12,077	5.59	11,736	3.62
Granted during the year	9,878	11.19	6,689	6.64
Exercised during the year	(619)	3.34	(4,524)	2.68
Lapsed/forfeited during the year	(2,621)	5.88	(1,824)	4.00
Balance at December 31,	18,715	8.58	12,077	5.59
Vested and exercisable at December 31,	754	4.91	2,221	3.73

1.	WAEP - weighted average exercise price

Expense arising from share-based payments transactions:

	2024	2023	2022
	A$‘000	A$‘000	A$‘000
Options issued under EIP	19,660	8,786	8,114
Total	19,660	8,786	8,114

Equity Incentive Plan and Options

Details of the number of options issued under the EIP outstanding at the end of the year:

Grant date	Vesting date	Expiry date	Exercise price	Options on issue at January 1, 2024	Issued during the year	Vested during the year	Exercised during the year	Lapsed during the year	Options on issue at December 31, 2024
				’000	’000	’000	’000	’000	’000
4-Nov-19	4-Nov-22	3-Nov-23	2.30	100	-	-	-	(100)	-
13-Jan-20	13-Jan-23	12-Jan-24	2.23	735	-	-	(300)	(435)	-
1-Jul-20	1-Jul-23	30-Jun-24	1.83	88	-	-	(88)	-	-
27-Jan-21	28-Oct-22	26-Jan-26	4.38	712	-	-	(45)	(318)	349
27-Jul-21	28-Oct-22	27-Jul-26	5.37	585	-	-	(130)	(50)	405
27-Jul-21	27-Jul-25	27-Jul-26	0.00	100	-	-	-	-	100
5-Apr-22	31-Dec-24	4-Apr-27	4.95	2,078	-	-	-	(158)	1,920
5-Apr-22	31-Dec-24	4-Apr-27	0.00	150	-	-	-	-	150
24-Oct-22	31-Dec-24	24-Oct-27	6.15	1,259	-	-	(56)	(290)	913
2-May-23	31-Dec-25	27-Mar-28	6.90	3,076	1,273	-	-	(444)	3,905
6-Jul-23	31-Dec-25	16-May-28	9.07	779	338	-	-	(127)	990
6-Jul-23	31-Mar-25 or 31-Dec-25	15-Jun-25, 15-Jun-28	0.00	245	-	-	-	(30)	215
18-Oct-23	30-Jun-26	20-Sep-28	11.37	466	203	-	-	(59)	610
31-Oct-23	31-Dec-26	31-Oct-28	0.00	466	-	-	-	(60)	406
31-Oct-23	31-Dec-27	31-Oct-29	0.00	466	-	-	-	(60)	406
30-Nov-23	30-Jun-26	14-Nov-28	8.72	772	298	-	-	(186)	884
8-Mar-24	31-Dec-26	31-Mar-29	0.00	-	220	-	-	-	220
8-Mar-24	31-Dec-27	31-Mar-30	0.00	-	220	-	-	-	220
21-Mar-24. 22-May-24	31-Mar-27	31-Mar-29	11.94	-	4,693	-	-	(246)	4,447
26-Apr-24	31-Mar-27	31-Mar-29	0.00	-	35	-	-	-	35
26-Aug-24	1-Apr-25	4-Apr-25	0.00	-	45	-	-	-	45
26-Aug-24	1-Apr-25	31-Mar-27	0.00	-	85	-	-	-	85
26-Aug-24	31-Mar-27	4-Apr-27	0.00	-	10	-	-	-	10
26-Aug-24	31-Mar-27	31-Mar-29	0.00	-	55	-	-	(30)	25
26-Aug-24	31-Mar-28	4-Apr-28	0.00	-	10	-	-	-	10
26-Aug-24	31-Mar-28	31-Mar-30	0.00	-	55	-	-	-	55
19-Sep-24	31-Mar-28	31-Mar-29	18.45	-	1,724	-	-	(28)	1,696
19-Sep-24	31-Mar-28	31-Mar-30	18.45	-	300	-	-	-	300
17-Oct-24	1-Nov-27	1-Nov-29	0.00	-	157	-	-	-	157
17-Oct-24	1-Nov-28	1-Nov-30	0.00	-	157	-	-	-	157
				12,077	9,878	-	(619)	(2,621)	18,715

The assessed fair value of recent tranches of options granted are outlined below. The fair value at grant date is independently determined using the Black Scholes Model. The model inputs for options granted during the year ended December 31, 2024 and December 31, 2023 are included below:

	Mar-24	Mar-24	21-Mar-24, 22-May-24	Apr-24	Aug-24	Sep-24	Oct-24
Fair value	A$11.70	A$11.70	A$7.59 and A$8.57	A$14.91	A$19.86	A$9.22	A$21.00
Consideration	A$NIL	A$NIL	A$NIL	A$NIL	A$NIL	A$NIL	A$NIL
Exercise price	A$0.00	A$0.00	A$11.94	A$0.00	A$0.00	A$18.45	A$0.00
Grant date	8-Mar-24	8-Mar-24	21-Mar-24, 22-May-24	26-Apr-24	26-Aug-24	19-Sep-24	17-Oct-24
Expiry date	31-Mar-29	31-Mar-30	31-Mar-29	31-Mar-29	Various	31-Mar-29 & 31-Mar-30	1-Nov-29 & 1-Nov-30
Term	5 years	6 years	5 years	5 years	1 - 8 years	5 years	3 & 4 Years
Share price at grant date	A$11.70	A$11.70	A$ 13.27 and A$15.78	A$14.91	A$19.86	A$18.76	A$21.00
Volatility	47%	47%	60%	46%	33%	55%	47%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free rate	3.66%	3.72%	3.77% and 3.98%	4.02%	3.44%	3.56%	3.81%

In November 2024, an additional grant of options was made to all PSARs recipients to align to the approach adopted for stretch PSARs issued to the MD & CEO (granting at 150% of target). All performance and vesting conditions remain the same as the original offer and continue to apply.